Ameritas Life Insurance Corp.

("Ameritas Life")

Ameritas Life Insurance Corp. Separate Account LLVA and

Ameritas Life Insurance Corp. Separate Account LLVL

Supplement to:

Ameritas Low-Load Variable Universal Life and

Ameritas Low-Load Survivorship Variable Universal Life

Prospectuses Dated May 1, 2008

Ameritas No-Load Variable Annuity (4080)

Prospectus Dated May 1, 2010

Ameritas NLVA 6150

Prospectus Dated May 1, 2013

Ameritas No-Load VA 6150

Prospectus Dated May 1, 2016

Ameritas Advisor VUL®

Prospectus Dated May 1, 2019

Ameritas Advisor II VUL

Prospectus Dated May 1, 2026

Supplement Dated August 18, 2026

The board of trustees of Vanguard Variable Insurance Funds has approved the renaming of Vanguard Variable Insurance Funds Mid-Cap Index Portfolio (the “Portfolio”) to Vanguard Variable Insurance Funds Morningstar Mid-Cap Index Portfolio, effective July 29, 2026. Accordingly, effective July 29, 2026, all references to the Portfolio in your prospectus and supporting materials, changed from Vanguard Variable Insurance Funds Mid-Cap Index Portfolio to Vanguard Variable Insurance Funds Morningstar Mid-Cap Index Portfolio.

All other provisions of your Policy remain as stated in your Policy and prospectus as supplemented.

Please retain this Supplement with the current prospectus for your variable Policy with

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 800-255-9678.

PF 942 08-26